Presentation of financial statements	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Presentation of financial statements

1.	Presentation of financial statements

a)	General information
Abcam plc (the Company) is a public limited company, incorporated and domiciled in the UK and is registered in England under the Companies Act 2006. Abcam’s ordinary shares are listed on the Alternative Investment Market (AIM) of the London Stock Exchange and its American Depositary Shares trade on the Nasdaq Global Market.

b)	Basis of preparation and consolidation
On 2 June 2021, the Group announced that it was amending its financial year end date from 30 June to 31 December. These financial statements are therefore presented for the year ended 31 December 2021, the six months ended 31 December 2020 and the years ended 30 June 2020 and 2019.
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.
The consolidated financial statements have been presented in Sterling, the functional currency of the Company, and on the historical cost basis, except for the revaluation of certain financial instruments.
The consolidated financial statements incorporate the financial statements of the Company and entities under its control (together the ‘Group’).
Control is achieved when the Company has power to control the financial and operating policies of an entity either directly or indirectly and the ability to use that power to affect the returns it receives from its involvement with the entity.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies in line with those used by the Group. All intra-group transactions, balances, equity, income and expenses are eliminated on consolidation.
The Group’s subsidiary undertakings are shown in note 16 to these financial statements.

c)	Going concern
The Group meets its
day-to-day
working capital requirements from the cash surpluses generated as a result of normal trading. In considering going concern, the Directors have reviewed the Group’s forecasts and projections, taking account of reasonably possible changes in trading performance. These show that the Group should be able to operate within the limits of its available resources.
Accordingly, the Directors have a reasonable expectation that the Group has adequate resources to continue in operation for the foreseeable future and at least one year from the date of approval of the financial statements. For this reason, they continue to adopt the going concern basis in preparing its consolidated financial statements.

d)	Change in accounting policy—Software as a Service (‘SaaS’) arrangements
In March 2021, the IFRS Interpretations Committee (‘IFRIC’) published an agenda decision on how an entity should account for costs of configuring or customizing application software in a Cloud Computing or Software as a Service (‘SaaS’) arrangement.
Previously, internal and external costs incurred in connection with the various phases of the Group’s ERP implementation and other projects, have been capitalized as an intangible asset in line with IAS 38 ‘Intangible Assets’.
Following an internal review of the impact of adoption of the IFRIC, for those arrangements where the Group does not have control of the developed software, to the extent that the services were performed by third parties, the Group has derecognized the intangible asset previously capitalized.

This change in accounting policy has led to adjustments amounting to a £
2.7
m, £
2.1
m, and £
2.1
m reduction in the intangible assets recognized in the
31

December 2020, 30

June 2020
and
30

June 2019
balance sheets, and to a net £
0.6
m, £
0.1
m and £
0.8
m increase in selling, general and administrative expenses in those respective periods.
The following tables summarize the impact of the adjustment to results for each comparative period presented:
Six months ended 31 December 2020:

	As previously reported £m		Adjustment £m		Revised £m
Impact on income statement

Selling, general and administrative expenses	(73.0)		(0.6)		(73.6)
Operating profit	17.9		(0.6)		17.3
Profit before tax	16.2		(0.6)		15.6
Tax	(2.9)		0.1		(2.8)
Profit for the period	13.3		(0.5)		12.8

Impact on statement of comprehensive income
Total comprehensive expense	(5.6)		(0.5)		(6.1)

Earnings per share
Basic	6.1	p	(0.3	)p	5.8	p
Diluted	6.0	p	(0.2	)p	5.8	p

Impact on balance sheet
Intangible assets	154.5		(2.7)		151.8
Total non-current assets	515.1		(2.7)		512.4
Deferred tax liability	(28.1)		0.5		(27.6)
Total non-current liabilities	(138.0)		0.5		(137.5)
Net assets	631.3		(2.2)		629.1
Retained earnings	273.9		(2.2)		271.7
Total equity	631.3		(2.2)		629.1

Impact on cash flow statement
Cash generated from operations	33.7		(0.6)		33.1
Net cash inflow from operating activities	33.9		(0.6)		33.3
Purchase of intangible assets	(13.6)		0.6		(13.0)
Net cash outflow from investing activities	(22.8)		0.6		(22.2)

Year ended 30 June 2020:

	As previously reported £m		Adjustment £m	Revised £m
Impact on income statement

Selling, general and administrative expenses	(131.4)		(0.1)	(131.5)
Operating profit	10.5		(0.1)	10.4
Profit before tax	8.4		(0.1)	8.3
Tax	4.1		0.1	4.2
Profit for the period	12.5		—	12.5

Impact on statement of comprehensive income
Total comprehensive income	25.3		—	25.3

Earnings per share
Basic	6.0	p	—	6.0	p
Diluted	6.0	p	—	6.0	p

Impact on balance sheet
Intangible assets	154.4		(2.1)	152.3
Total non-current assets	532.6		(2.1)	530.5
Deferred tax liability	(28.7)		0.4	(28.3)
Total non-current liabilities	(149.2)		0.4	(148.8)
Net assets	502.6		(1.7)	500.9
Retained earnings	255.7		(1.7)	254.0
Total equity	502.6		(1.7)	500.9

Impact on cash flow statement
Cash generated from operations	65.4		—	65.4
Net cash inflow from operating activities	63.0		—	63.0
Purchase of intangible assets	(23.0)		—	(23.0)
Net cash outflow from investing activities	(148.1)		—	(148.1)

Year ended 30 June 2019:

	As previously reported £m		Adjustment £m		Revised £m
Impact on income statement
Selling, general and administrative expenses	(112.1)		(0.8)		(112.9)
Operating profit	56.1		(0.8)		55.3
Profit before tax	56.4		(0.8)		55.6
Tax	(11.4)		0.2		(11.2)
Profit for the period	45.0		(0.6)		44.4

Earnings per share
Basic	22.0	p	(0.3	)p	21.7	p
Diluted	21.8	p	(0.3	)p	21.5	p

Impact on statement of comprehensive income
Total comprehensive income	50.5		(0.6)		49.9

Impact on balance sheet
Intangible assets	106.7		(2.1)		104.6
Total non-current assets	274.9		(2.1)		272.8
Deferred tax liability	(16.5)		0.4		(16.1)
Total non-current liabilities	(16.6)		0.4		(16.2)
Net assets	384.8		(1.7)		383.1
Retained earnings	260.1		(1.7)		258.4
Total equity	384.8		(1.7)		383.1

Impact on cash flow statement
Cash generated from operations	83.7		(0.9)		82.2
Net cash inflow from operating activities	70.2		(0.9)		69.3
Purchase of intangible assets	(22.7)		0.9		(21.8)
Net cash outflow from investing activities	(49.9)		0.9		(49.0)

Decrease in cash and cash equivalents	(4.4)		—		(4.4)